Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

December 31, 2019

Dates Covered
Collections Period	12/01/19 - 12/31/19
Interest Accrual Period	12/16/19 - 01/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/19	130,046,562.96	14,339
Yield Supplement Overcollateralization Amount 11/30/19	2,343,235.66	0
Receivables Balance 11/30/19	132,389,798.62	14,339
Principal Payments	8,075,021.71	355
Defaulted Receivables	388,204.19	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/19	2,101,918.62	0
Pool Balance at 12/31/19	121,824,654.10	13,956

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.49%
Prepayment ABS Speed	1.18%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	3,542,499.84	277
Past Due 61-90 days	975,178.36	73
Past Due 91-120 days	185,016.98	15
Past Due 121+ days	0.00	0
Total	4,702,695.18	365

Total 31+ Delinquent as % Ending Pool Balance	3.86%
Total 61+ Delinquent as % Ending Pool Balance	0.95%
Delinquency Trigger Occurred	NO

Recoveries	289,483.95
Aggregate Net Losses/(Gains) - December 2019	98,720.24
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.89%
Prior Net Losses Ratio	1.07%
Second Prior Net Losses Ratio	1.12%
Third Prior Net Losses Ratio	0.47%
Four Month Average	0.89%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.38%

Overcollateralization Target Amount	8,785,976.54
Actual Overcollateralization	8,785,976.54
Weighted Average APR	3.91%
Weighted Average APR, Yield Adjusted	5.73%
Weighted Average Remaining Term	24.17

Flow of Funds	$ Amount

Collections	8,797,673.34
Investment Earnings on Cash Accounts	29,118.85
Servicing Fee	(110,324.83)
Transfer to Collection Account	0.00
Available Funds	8,716,467.36

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	163,485.11
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,221,908.86
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	331,073.39

Total Distributions of Available Funds	8,716,467.36

Servicing Fee	110,324.83
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 12/16/19	121,260,586.42
Principal Paid	8,221,908.86
Note Balance @ 01/15/20	113,038,677.56

Class A-1
Note Balance @ 12/16/19	0.00
Principal Paid	0.00
Note Balance @ 01/15/20	0.00
Note Factor @ 01/15/20	0.0000000%

Class A-2
Note Balance @ 12/16/19	0.00
Principal Paid	0.00
Note Balance @ 01/15/20	0.00
Note Factor @ 01/15/20	0.0000000%

Class A-3
Note Balance @ 12/16/19	28,430,586.42
Principal Paid	8,221,908.86
Note Balance @ 01/15/20	20,208,677.56
Note Factor @ 01/15/20	7.7132357%

Class A-4
Note Balance @ 12/16/19	74,800,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	74,800,000.00
Note Factor @ 01/15/20	100.0000000%

Class B
Note Balance @ 12/16/19	18,030,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	18,030,000.00
Note Factor @ 01/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	163,485.11
Total Principal Paid	8,221,908.86
Total Paid	8,385,393.97

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	41,935.11
Principal Paid	8,221,908.86
Total Paid to A-3 Holders	8,263,843.97

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1903579
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.5733834
Total Distribution Amount	9.7637413

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1600577
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.3813315
Total A-3 Distribution Amount	31.5413892

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 12/16/19	22,196,494.13
Investment Earnings	28,763.83
Investment Earnings Paid	(28,763.83)
Deposit/(Withdrawal)	-
Balance as of 01/15/20	22,196,494.13
Change	-

Total Reserve Amount	22,196,494.13